CONTRACTUAL COMMITMENTS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of operating segments [line items]
Contractual commitments period (in years)	2 years
Infrastructure services
Disclosure of operating segments [line items]
Contractual capital commitments	$ 726